CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Cash from operations		$ 244.9	$ 216.3
Income taxes paid		(16.3)	(16.0)
Net cash from operating activities		228.6	200.3
Cash flow from investing activities
Purchase of property, plant and equipment		(42.1)	(47.1)
Payment in advance for property, plant and equipment		(4.3)	(9.4)
Purchase of software and licenses			(0.1)
Proceeds from sale of subsidiaries		4.8
Net proceeds relating to disposal of property, plant and equipment		1.1	0.7
Insurance claims received			0.1
Interest received		10.1	9.3
Deposit of short-term deposits		(0.8)	(1.8)
Refund of short-term deposits		1.0	9.1
Net cash used in investing activities		(30.2)	(39.2)
Cash flows from financing activities
Repayment of borrowings		(16.7)	(20.5)
Fees on borrowings and derivative instruments		(2.1)	(4.5)
Interest paid		(33.0)	(55.6)
Payment for the principal portion of lease liabilities		(16.6)	(11.4)
Interest paid for lease liabilities		(15.8)	(13.1)
Interest paid on derivative instruments			(3.0)
Net cash used in financing activities		(84.2)	(108.1)
Net increase in cash and cash equivalents		114.2	53.0
Cash and cash equivalents at beginning of period		853.3	578.0
Exchange differences		(1.0)	(2.0)
Cash and cash equivalents at end of period	[1]	$ 966.5	$ 629.0

[1]	Includes $26.0 million classified within assets held for sale as of March 31, 2026 (see note 20.2).